Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 635,540	Taxes	AUSTRALIA	WESTERN AUSTRALIA	Government of Western Australia	Australia Back Office
#: 2
	2,319,704	Royalties	KENYA		Government of Kenya	Kwale Project
#: 3
	313,038	Taxes	KENYA		Government of Kenya	Kwale Project
#: 4
	74,752	Fees	KENYA		Government of Kenya	Kwale Project
#: 5
	107,914	Fees	MADAGASCAR		Government of Madagascar	Vara Mada Project
#: 6
	652,600	Fees	UNITED STATES		Government of the United States of America	Nichols Ranch
#: 7
	139,651	Taxes	UNITED STATES	WYOMING	Johnson County	Nichols Ranch
#: 8
	532	Fees	UNITED STATES	WYOMING	Johnson County	Nichols Ranch
#: 9
	629,983	Taxes	UNITED STATES	UTAH	San Juan County	White Mesa Asset Group
#: 10
	263	Royalties	UNITED STATES	UTAH	San Juan County	White Mesa Asset Group
#: 11
	176,955	Royalties	UNITED STATES	UTAH	State of Utah	Colorado Plateau
#: 12
	460,040	Fees	UNITED STATES	UTAH	State of Utah	Colorado Plateau
#: 13
	208,413	Fees	UNITED STATES	UTAH	State of Utah Tax Commission	Colorado Plateau
#: 14
	$ 164,209	Fees	UNITED STATES	WYOMING	State of Wyoming	Nichols Ranch